Selected Quarterly Financial Data (Unaudited) (Details) (Textual) (USD $)	3 Months Ended					12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Condensed Financial Statements, Captions [Line Items]
Gains (Losses) on Extinguishment of Debt						$ (46,403,000)	$ 0	$ 0
Valuation Allowance, Amount	40,486,000			28,310,000		40,486,000	28,310,000
ASSET IMPAIRMENTS	30,400,000	9,400,000	1,700,000			41,520,000	6,542,000	7,276,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	25,600,000	5,500,000		5,400,000	7,000,000	31,000,000
Deferred Tax Assets, Gross	99,265,000			98,234,000		99,265,000	98,234,000		2,300,000
Impairment primarily related to the Company's real estate holdings						1,300,000
On certain deferred tax assets [Member] | Net of taxes [Member]
Condensed Financial Statements, Captions [Line Items]
Valuation Allowance, Amount				3,500,000			3,500,000
UNITED STATES
Condensed Financial Statements, Captions [Line Items]
Gains (Losses) on Extinguishment of Debt		22,800,000	23,400,000
Net Gain (Loss) on Real Estate and Dealership Transactions		16,600,000						1,500,000
Number of Dealerships Disposed		5
UNITED STATES | Net of taxes [Member]
Condensed Financial Statements, Captions [Line Items]
Net Gain (Loss) on Real Estate and Dealership Transactions							5,400,000
ASSET IMPAIRMENTS							4,000,000	4,400,000
BRAZIL
Condensed Financial Statements, Captions [Line Items]
Tax impact of deductible goodwill		$ 3,400,000